Note 3 - Restrictions on Cash and Amounts Due From banks	12 Months Ended
Dec. 31, 2012
Restrictions On Cash And Amounts Due From Banks [Abstract]
Restrictions On Cash And Amounts Due From Banks [Text Block]

3.       RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

Based on the reserve requirements of the Federal Reserve Bank (the “FRB”), the Bank is required to maintain average cash balances on hand or with the FRB. At December 31, 2012, the required reserve balance was zero and at December 31, 2011, the required reserves balance amounted to $503,000.